Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000134634 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134634 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000134634 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000134634 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134634 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000134634 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000134635 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134635 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000134635 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000134635 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134635 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000134635 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000134642 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134642 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000134642 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.00%
C000134642 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.60%
C000134642 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000134642 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000134642 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C000134643 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134643 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134643 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000134643 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000134643 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000134643 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000134643 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000134643 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000134644 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134644 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134644 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000134644 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000134644 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000134644 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000134644 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000134644 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000134651 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134651 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000134651 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.00%
C000134651 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000134651 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C000134651 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.70%
C000134651 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C000134651 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000134652 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134652 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134652 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000134652 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134652 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000134652 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000134652 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000134652 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000134653 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134653 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134653 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000134653 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134653 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000134653 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000134653 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000134653 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000134660 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134660 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C000134660 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.30%
C000134660 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000134660 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.20%
C000134660 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.20%
C000134660 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000134660 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C000134661 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134661 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134661 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000134661 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000134661 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134661 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000134661 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000134661 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000134662 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134662 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134662 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000134662 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000134662 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134662 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000134662 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000134662 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000134669 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134669 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000134669 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.10%
C000134669 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C000134669 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000134669 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.40%
C000134669 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.80%
C000134669 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000134670 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000134670 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000134670 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000134670 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000134670 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000134670 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000134670 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000134670 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000134671 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000134671 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000134671 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000134671 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000134671 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000134671 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000134671 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000134671 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C000134678 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000134678 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000134678 [Member] | Affiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.70%
C000134678 [Member] | Equity Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.90%
C000134678 [Member] | Fixed income Affiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.80%
C000134678 [Member] | Unaffiliated investment companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C000134678 [Member] | Equity Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C000134678 [Member] | Fixed income Unaffiliated [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%